Income taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Canadian federal statutory income tax rate	15.00%	15.00%
Deferred tax liabilities	$ 662,600,000	$ 566,000,000.0
Valuation allowance for deferred tax assets	318,700,000	$ 281,900,000	$ 5,600,000
Capital loss carryforward	1,082,300,000
Excessive interest and financing expenses limitation	129,600,000
Tax credits	139,700,000
Undistributed earnings of foreign subsidiaries	1,163,200,000
Bermuda
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets	0
Deferred tax liabilities	0
Canada
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total non-capital loss carryforward	562,500,000
Capital loss carryforward	1,082,300,000
Excessive interest and financing expenses limitation	129,600,000
Tax credits	$ 2,200,000